Segment reporting (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Net revenues	¥ 1,046,236	$ 151,690	¥ 951,592	¥ 745,802
Operating income/(loss)	19,723	2,860	4,141	12,343
Including: gain on sale of development properties	1,379	200	767	1,649
Total other income/(expense)	(5,856)		(6,721)	38,476
Income/(loss) before tax	13,867	$ 2,012	(2,580)	50,819
Operating segments
Net revenues	1,046,236		951,016	744,996
Operating income/(loss)	28,963		14,186	16,986
Inter-segment
Net revenues	(50,904)		(46,043)	(39,945)
Unallocated items
Net revenues	0		576	806
Operating income/(loss)	(9,240)		(10,045)	(4,643)
JD Retail | Operating segments
Net revenues	929,929		866,303	693,965
Operating income/(loss)	34,852		26,613	20,611
JD Logistics [Member] | Operating segments
Net revenues	137,402		104,693	73,375
Operating income/(loss)	528		(1,827)	1,098
Dada [Member] | Operating segments
Net revenues	8,030
Operating income/(loss)	(1,122)
New Businesses | Operating segments
Net revenues	21,779		26,063	17,601
Operating income/(loss)	(5,295)		(10,600)	(4,723)
Including: gain on sale of development properties	¥ 1,379		¥ 767	¥ 1,649